General information and significant accounting policies (Details Textual)			12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 23, 2015	Dec. 31, 2016 USD ($) DWT	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Stockholders' Equity, Reverse Stock Split				On December 31, 2015, the Company effected a one-for-twelve reverse stock split. All share and per share information has been retroactively adjusted to reflect the reverse stock split. The par value was not adjusted as a result of the reverse stock split.
Unamortized deferred financing costs	$ 12,343,000		$ 16,598,000	$ 12,343,000	$ 3,200,000
Stockholders' Equity Note, Stock Split, Conversion Ratio	1	12
Liquidity period			12 months
Period of time charter rates			5 years
Period of time charter rate, historical average used for impairment test			10 years
Number of credit agreements			7
Other short-term highly liquid investments with original maturities of three months or less			3 months
Number of vessels owned			42
Property, Plant and Equipment, Useful Life			25 years
Current Fiscal Year End Date			--12-31
Amortization of deferred financing costs			$ 4,137,000	1,988,000	$ 150,000
Deferred Finance Costs, Gross	$ 14,935,000		26,079,000	14,935,000
Accumulated Amortization, Deferred Finance Costs	$ 2,128,000		$ 6,172,000	$ 2,128,000
Finite-Lived Intangible Assets, Remaining Amortization Period			5 years
Period used for estimated scrap value			4 years
Number of vessels held for sale				7
Asset Impairment Charges			$ 0
Number of major customers			2	3	2
Cash, FDIC Insured Amount			$ 0
Cost of Property Repairs and Maintenance			0	$ 0	$ 0
Write off of deferred financing cost			$ 3,781,000	$ 16,085,000	$ 0
Minimum
Duration of planned major repairs and maintainence of vessel (in months)			30 months
Maximum
Duration of planned major repairs and maintainence of vessel (in months)			60 months
Newbuilding Drybulk carriers
Minimum carrying capicity of vessels | DWT			30,000
Kamsarmax
Number of vessels owned			16
Ultramax
Number of vessels owned			26
Kamsarmax pool [Member]
Concentration Risk, Customer			0.40	0.408	0.71
Ultramax pool [Member]
Concentration Risk, Customer			.60	.425	0.21
Capesize pool [Member]
Concentration Risk, Customer				0.079
Delivery date 1st quarter 2017 [Member]
Number of vessels			5
Delivery date 1st quarter 2017 [Member]
Number of vessels			1